UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:	333-206677-16

Central Index Key Number of the issuing entity:	0001707817

Wells Fargo Commercial Mortgage Trust 2017-C38

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:	333-206677

Central Index Key Number of the depositor:	0000850779

Wells Fargo Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Barclays Bank PLC

(Central Index Key Number 0000312070)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

Rialto Mortgage Finance, LLC

(Central Index Key Number 0001592182)

C-III Commercial Mortgage LLC

(Central Index Key Number 0001541214)

UBS AG
(Central Index Key Number 0001685185)
(Exact name of sponsor as specified in its charter)

A.J. Sfarra, (212) 214-5613
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “June 21 Form ABS-EE”), filed with the Securities and Exchange Commission on June 21, 2017, with respect to Wells Fargo Commercial Mortgage Trust 2017-C38, Commercial Mortgage Pass-Through Certificates, Series 2017-C38. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the June 21 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.
(Depositor)

Date:	July 13, 2017	/s/ Anthony Sfarra
By: A.J. Sfarra, President

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document